RELATED PARTY TRANSACTION AND BALANCES (Details) - Royalty agreements - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RMS
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 345	¥ 285	¥ 270
Royalty payables due to related parties	78	83
RCC
RELATED PARTY TRANSACTION AND BALANCES
Royalty fees charged by related parties	¥ 0	¥ 14	¥ 20